Insurance - Summary of Insurance Service Results (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Disclosure in tabular form of insurance service result [line items]
Insurance revenue	$ 470		$ 433
Insurance service expenses	(351)		(297)
Net expenses from reinsurance contracts	(28)		(37)
Insurance service results	$ 91	$ 42	$ 99